Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Royalties	Fees	Total Payments
Total	$ 511,651	$ 26,155	$ 537,806
Louisiana Office of Natural Resource Revenue [Member]
Total	390,479		390,479
Louisiana [Member]
Total	390,479		390,479
Oklahoma Office of Natural Resource Revenue [Member]
Total	121,172	26,155	147,327
Oklahoma [Member]
Total	$ 121,172	$ 26,155	$ 147,327